Note 8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	The provision for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The items causing this difference for the periods ended December 31, 2014 and 2013 are as follows.

	2014	2013
Tax benefit at U.S. statutory rate	$1,395,069	$3,378,227
Valuation allowance	(1,395,069)	(3,378,227)
	$—	$—